Prepaid Expenses and Other Assets (Tables)	6 Months Ended
Jun. 30, 2026
Prepaid Expenses and Other Assets [Abstract]
Schedule of Prepaid Expenses and Other Assets
	30-Jun-26	31-Dec-25
Prepaid insurance	$12,456	$167,500
Prepaid expenses	712,144	624,679
Trading receivables	6,368,280	8,214,295
Other assets	590,448	590,447
	$7,683,328	$9,596,921